Segment information	12 Months Ended
Dec. 31, 2025
Segment information
Segment information

6. Segment information

We currently operate as a single operating segment.

GEOGRAPHICAL INFORMATION

In 2023, 2024 and 2025, our continuing operations were mainly located in Belgium, France, the Netherlands, Switzerland and United States. The revenues from our collaboration partner Gilead represented 97% of our total net revenues from continuing operations in 2025 (87% in 2024, nearly 100% in 2023). The remaining 3% of the net revenues in 2025 (13% in 2024) consisted of supply revenues of Jyseleca® products to Alfasigma (Italy). The revenues in the country of domicile of Galapagos NV (Belgium) are not material.

Following table summarizes the net revenues by destination of customer:

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
United States of America	€1,081,144	€266,588	€665,174
Europe	31,104	46,577	118,354
Total net revenues	€1,112,248	€313,165	€783,528

minus:
United States of America	€—	€25,802	€425,466
Europe	—	11,714	118,338
Total net revenues from discontinued operations	€—	€37,516	€543,804

United States of America	€1,081,144	€240,786	€239,708
Europe	31,104	34,863	16
Total net revenues from continuing operations	€1,112,248	€275,649	€239,724

On December 31, 2025, we held €81.5 million of property, plant and equipment, intangible assets and goodwill (€357.8 million in 2024; €323.8 million in 2023) distributed as follows:

	December 31,
	2025	2024	2023

	(Euro, in thousands)
Belgium	€3,887	€95,686	€56,209
France	—	5	1,438
The Netherlands	75,890	239,454	251,230
Switzerland	—	92	3,247
United States of America	1,734	22,533	11,660
Total non-current assets	€81,511	€357,770	€323,784